Shareholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended						12 Months Ended
	Nov. 15, 2021	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity, Class of Treasury Stock [Line Items]
Common stock authorized for additional issue (in shares)								135,600,000
Common stock authorized for additional issue that can be issued in connection with an offer by way of rights issue (in shares)								67,800,000
Common stock, par value (in dollars per share)		$ 0.10				$ 0.10		$ 0.10	$ 0.10
Stock repurchase program, authorized amount	$ 300
Stock repurchase program, period in force	4 years
Number of shares authorized to be repurchased (in shares)		20,338,793						20,338,793
Repurchases of common stock (in shares)								5,373,196	1,500,000	0
Repurchases of common stock								$ 114
Cash dividends declared per share (in USD per share)		$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20